Shareholders' Equity - Schedule of Black-Scholes Model Calculations (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
August 9, 2021 warrants [Member]
Schedule of Black-Scholes Model Calculations [Line Items]
Stock price (in Dollars per share)	$ 1.18	$ 1.16
Risk-free interest rate	0.97%	0.79%
Expected dividend yield	1.42%
Expected term in years	1 year 5 months 1 day	2 years 5 months 1 day
Expected volatility	249.00%	308.00%
March 5, 2024 warrants [Member]
Schedule of Black-Scholes Model Calculations [Line Items]
Stock price (in Dollars per share)	$ 1.18	$ 1.16
Risk-free interest rate	4.13%	4.13%
Expected dividend yield
Expected term in years	4 years	5 years
Expected volatility	240.00%	299.00%
November 4,2024 warrant [Member]
Schedule of Black-Scholes Model Calculations [Line Items]
Stock price (in Dollars per share)	$ 1.18
Risk-free interest rate	4.17%
Expected dividend yield
Expected term in years	4 years 8 months 1 day
Expected volatility	93.00%
October 2, 2023 warrants [Member]
Schedule of Black-Scholes Model Calculations [Line Items]
Stock price (in Dollars per share)		$ 1.16
Risk-free interest rate		4.72%
Expected dividend yield
Expected term in years		4 years 6 months 29 days
Expected volatility		243.00%
November 16, 2023 warrants [Member]
Schedule of Black-Scholes Model Calculations [Line Items]
Stock price (in Dollars per share)		$ 1.16
Risk-free interest rate		4.43%
Expected dividend yield
Expected term in years		4 years 7 months 13 days
Expected volatility		184.00%
January 17, 2024 warrants [Member]
Schedule of Black-Scholes Model Calculations [Line Items]
Stock price (in Dollars per share)		$ 1.16
Risk-free interest rate		4.02%
Expected dividend yield
Expected term in years		4 years 9 months 29 days
Expected volatility		236.00%